EQUITY (Schedule of Common Stock Sold under Securities Purchase Agreement) (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		24 Months Ended	0 Months Ended	3 Months Ended				12 Months Ended
	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Oct. 04, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Jun. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Mar. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Shares issued related to financing, shares	1,112,000			8,039,281		12,545,281	6,178,572	6,178,572				6,178,572
Price per share	$ 0.18			$ 0.26		$ 0.23		$ 0.28				$ 0.28
Gross proceeds			$ 1,737,250	$ 2,069,500	$ 844,500	$ 2,914,000		$ 1,730,000				$ 1,730,000
Less issuance costs			(403,625)	(459,769)	(249,600)	(709,369)		(164,774)				(164,774)
Net proceeds	$ 140,000			$ 1,609,731		$ 2,204,631		$ 1,565,226				$ 1,565,226